UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-43

                                Investment Trust
                                ----------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Large Company Growth Fund
Investment Portfolio as of April 30, 2005 (Unaudited)
------------------------------------------------------------------------------------------------------------------

                                                                                     Shares              Value ($)
                                                                               -----------------------------------


Common Stocks 96.2%
Consumer Discretionary 12.8%
Automobiles 1.3%
Harley-Davidson, Inc.                                                               116,500             5,477,830
                                                                                                     ------------
Hotels Restaurants & Leisure 1.6%
International Game Technology                                                       135,700             3,648,973
Starbucks Corp.*                                                                     41,300             2,045,176
YUM! Brands, Inc.                                                                    25,800             1,211,568
                                                                                                     ------------
                                                                                                        6,905,717

Household Durables 0.5%
Fortune Brands, Inc.                                                                 28,200             2,385,156
                                                                                                     ------------
Internet & Catalog Retail 0.8%
eBay, Inc.*                                                                         104,800             3,325,304
                                                                                                     ------------
Media 3.3%
Comcast Corp. Special "A"*                                                          103,600             3,287,228
McGraw-Hill Companies, Inc.                                                          27,100             2,359,868
Omnicom Group, Inc.                                                                  71,950             5,964,655
Viacom, Inc. "B"                                                                     65,050             2,252,031
                                                                                                     ------------
                                                                                                       13,863,782

Multiline Retail 2.5%
Kohl's Corp.*                                                                        47,300             2,251,480
Target Corp.                                                                        176,500             8,191,365
                                                                                                     ------------
                                                                                                       10,442,845

Specialty Retail 2.8%
Bed Bath & Beyond, Inc.*                                                             79,000             2,939,590
Home Depot, Inc.                                                                     58,900             2,083,293
Lowe's Companies, Inc.                                                               45,100             2,350,161
Staples, Inc.                                                                       227,550             4,339,379
                                                                                                     ------------
                                                                                                       11,712,423

Consumer Staples 10.6%
Beverages 2.4%
PepsiCo, Inc.                                                                       179,140             9,967,350
                                                                                                     ------------
Food & Staples Retailing 3.1%
Wal-Mart Stores, Inc.                                                               144,800             6,825,872
Walgreen Co.                                                                        145,600             6,269,536
                                                                                                     ------------
                                                                                                       13,095,408

Food Products 1.7%
Dean Foods Co.*                                                                      58,100             1,996,316
Hershey Foods Corp.                                                                  49,900             3,188,610
Kellogg Co.                                                                          47,600             2,139,620
                                                                                                     ------------
                                                                                                        7,324,546

Household Products 3.4%
Colgate-Palmolive Co.                                                                60,450             3,009,805
Kimberly-Clark Corp.                                                                 32,300             2,017,135
Procter & Gamble Co.                                                                170,100             9,210,915
                                                                                                     ------------
                                                                                                       14,237,855

Energy 10.8%
Energy Equipment & Services 4.3%
Baker Hughes, Inc.                                                                  117,400             5,179,688
Nabors Industries Ltd.*                                                              90,100             4,853,687
Schlumberger Ltd.                                                                    60,300             4,125,123
Transocean, Inc.*                                                                    82,700             3,834,799
                                                                                                     ------------
                                                                                                       17,993,297

Oil, Gas & Consumable Fuels 6.5%
ConocoPhillips                                                                       54,700             5,735,295
Devon Energy Corp.                                                                  138,900             6,274,113
EOG Resources, Inc.                                                                 203,000             9,652,650
Valero Energy Corp.                                                                  46,600             3,193,498
XTO Energy, Inc.                                                                     90,966             2,744,444
                                                                                                     ------------
                                                                                                       27,600,000

Financials 5.9%
Capital Markets 2.2%
Lehman Brothers Holdings, Inc.                                                       43,500             3,989,820
Morgan Stanley                                                                       20,100             1,057,662
The Goldman Sachs Group, Inc.                                                        39,400             4,207,526
                                                                                                     ------------
                                                                                                        9,255,008

Consumer Finance 1.0%
American Express Co.                                                                 79,400             4,184,380
                                                                                                     ------------
Diversified Financial Services 1.4%
Citigroup, Inc.                                                                     125,900             5,912,264
                                                                                                     ------------
Insurance 1.3%
AFLAC, Inc.                                                                         130,400             5,300,760
                                                                                                     ------------
Health Care 22.0%
Biotechnology 4.8%
Amgen, Inc.*                                                                        104,900             6,106,229
Genentech, Inc.*                                                                    120,000             8,512,800
Gilead Sciences, Inc.*                                                              158,700             5,887,770
                                                                                                     ------------
                                                                                                       20,506,799

Health Care Equipment & Supplies 6.4%
Baxter International, Inc.                                                          100,000             3,710,000
Boston Scientific Corp.*                                                            116,100             3,434,238
C.R. Bard, Inc.                                                                      53,000             3,772,010
Medtronic, Inc.                                                                     156,400             8,242,280
Zimmer Holdings, Inc.*                                                               95,600             7,783,752
                                                                                                     ------------
                                                                                                       26,942,280

Health Care Providers & Services 2.1%
UnitedHealth Group, Inc.                                                             93,300             8,817,783
                                                                                                     ------------
Pharmaceuticals 8.7%
Abbott Laboratories                                                                  75,100             3,691,916
Eli Lilly & Co.                                                                      44,800             2,619,456
Johnson & Johnson                                                                   252,706            17,343,213
Pfizer, Inc.                                                                        257,257             6,989,672
Teva Pharmaceutical Industries Ltd. (ADR)                                           192,500             6,013,700
                                                                                                     ------------
                                                                                                       36,657,957

Industrials 9.1%
Aerospace & Defense 2.1%
United Technologies Corp.                                                            86,300             8,778,436
                                                                                                     ------------
Air Freight & Logistics 1.5%
FedEx Corp.                                                                          73,600             6,252,320
                                                                                                     ------------
Industrial Conglomerates 5.0%
3M Co.                                                                               52,100             3,984,087
General Electric Co.                                                                471,150            17,055,630
                                                                                                     ------------
                                                                                                       21,039,717

Machinery 0.5%
Caterpillar, Inc.                                                                    25,200             2,218,860
                                                                                                     ------------
Information Technology 24.2%
Communications Equipment 3.4%
Cisco Systems, Inc.*                                                                467,190             8,073,043
QUALCOMM, Inc.                                                                      183,100             6,388,359
                                                                                                     ------------
                                                                                                       14,461,402

Computers & Peripherals 4.1%
Apple Computer, Inc.*                                                                52,300             1,885,938
Dell, Inc.*                                                                          84,200             2,932,686
EMC Corp.*                                                                          543,300             7,128,096
International Business Machines Corp.                                                69,700             5,323,686
                                                                                                     ------------
                                                                                                       17,270,406

Internet Software & Services 0.7%
Yahoo!, Inc.*                                                                        87,600             3,023,076
                                                                                                     ------------
IT Consulting & Services 3.1%
Accenture Ltd. "A"*                                                                 147,700             3,205,090
Fiserv, Inc.*                                                                       119,700             5,063,310
Paychex, Inc.                                                                       148,800             4,553,280
                                                                                                     ------------
                                                                                                       12,821,680

Semiconductors & Semiconductor Equipment 5.6%
Broadcom Corp. "A"*                                                                 103,900             3,107,649
Intel Corp.                                                                         481,760            11,330,995
Linear Technology Corp.                                                             128,060             4,576,865
Texas Instruments, Inc.                                                             184,200             4,597,632
                                                                                                     ------------
                                                                                                       23,613,141

Software 7.3%
Adobe Systems, Inc.                                                                  52,200             3,104,334
Electronic Arts, Inc.*                                                               86,900             4,639,591
Intuit, Inc.*                                                                        44,100             1,777,230
Microsoft Corp.                                                                     640,600            16,207,180
Oracle Corp.*                                                                       256,700             2,967,452
Symantec Corp.*                                                                     119,900             2,251,722
                                                                                                     ------------
                                                                                                       30,947,509

Materials 0.8%
Chemicals
Ecolab, Inc.                                                                        106,600             3,486,886
                                                                                                     ------------

Total Common Stocks (Cost $289,767,374)                                                               405,822,177
                                                                                                     ------------
Exchange Traded Funds 0.4%
iShares Nasdaq Biotechnology Index Fund*
(Cost $2,049,829)                                                                    25,800             1,637,526
                                                                                                     ------------
Cash Equivalents 5.0%
Scudder Cash Management QP Trust, 2.81% (a)
(Cost $21,076,618)                                                               21,076,618            21,076,618
                                                                                                     ------------

                                                                                       % of
                                                                                     Net Assets        Value ($)
                                                                                     ----------        ---------

Total Investment Portfolio  (Cost $312,893,821)                                       101.6           428,536,321
Other Assets and Liabilities, Net                                                      -1.6            -6,714,845
                                                                                                     ------------
Net Assets                                                                            100.0           421,821,476
                                                                                                     ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR:  American Depositary Receipt

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Large Company Growth Fund


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Large Company Growth Fund

By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005